UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-23247

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST

(Exact Name of the Registrant as Specified in Charter)

321 North Clark Street, Suite 2430

Chicago, Illinois 60654

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “Act”).

(1) Title of Class of Securities of XAI Octagon Floating Rate & Alternative Income Trust (the “Trust”) to be Redeemed:

6.95% Series II 2029 Convertible Preferred Shares, par value $0.01 per share, liquidation preference of $25.00 per share (the “6.95% Series II 2029 Convertible Preferred Shares”).

(2) Date(s) on Which the Securities may be Redeemed:

The dated fixed for redemption of the 6.95% Series II 2029 Convertible Preferred Shares will be on or after January 30, 2026.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The 6.95% Series II 2029 Convertible Preferred Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Trust’s Statement of Preferences of Term Preferred Shares.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund intends to redeem all of the outstanding 6.95% Series II 2029 Convertible Preferred Shares.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Trust has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of Chicago and the State of Illinois on this 30th day of December, 2025.

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST

By:	/s/ Benjamin D. McCulloch
Name:	Benjamin D. McCulloch
Title:	Secretary and Chief Legal Officer